SUPPLEMENTARY CASH FLOW INFORMATION (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and at bank	$ 72,782	$ 111,191
Bank term deposits and short-term money market investments	40,520	7,544
Total cash and cash equivalents	$ 113,302	$ 118,735	$ 65,777